Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities [Abstract]
Gross realized gains	$ 284	$ 626	$ 1,199
Gross realized losses	0	0	29
Proceeds from sale of securities	110,748	44,976	$ 66,263
Available-for-sale Securities Pledged as Collateral	$ 230,263	$ 97,671